MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Contributions to defined contribution plans	$ 3,325,383	$ 2,189,273	$ 1,117,187
Appropriated from retained earnings	16,803,191	16,803,191
Restrictions of statutory reserves	$ 124,814,365	$ 140,003,191